Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Stockholders' Equity [Abstract]
Stockholders' Equity

Note 3 — Stockholders’ Equity

Preferred Stock — Our board of directors has the authority, without action by the stockholders, to designate and issue up to 100,000 shares of preferred stock in one or more series and to designate the rights, preferences and privileges of each series, any or all of which may be greater than the rights of our common stock. We have designated 1,000 shares as Series B Preferred Stock (“Series B Preferred”) and 90,000 shares as Series A Junior Participating Preferred Stock (“Series A Preferred”). No shares of Series B Preferred or Series A Preferred are outstanding. In March 2014, we designated 1,200 shares of Series C Convertible Preferred Stock (“Series C Stock”).

In March 2014, we entered into a Securities Purchase Agreement with certain investors pursuant to which we sold 1,200 shares of Series C Stock, and price adjustable warrants to purchase up to 6.0 million shares of our common stock at an exercise price of $0.75 per share, for an aggregate purchase price of $6.0 million. Each share of Series C Stock has a stated value of $5,000 per share and is convertible into shares of common stock at a conversion price of $0.75 per dollar of stated value. The Series C Stock is initially convertible into an aggregate of 8.0 million shares of our common stock, subject to certain limitations and adjustments, has no stated dividend rate, is not redeemable and has voting rights on an as-converted basis.

To account for the issuance of the Series C Stock and warrants, we first assessed the terms of the warrants and determined that, due to certain anti-dilution provisions, they should be recorded as derivative liabilities. We determined the fair value of the warrants on the issuance date and recorded a liability of $6.5 million. Since the fair value of the warrants exceed the total proceeds received of $6.0 million, we recorded a loss of $0.5 million upon issuance which is included in the change in fair value of price adjustable warrants in the statement of operations. The discount of $6.0 million on the Series C Stock resulting from the allocation of the entire proceeds to the warrant was accreted as a dividend on the Series C Stock through the earliest conversion date, which was immediately. The Series C Stock dividend of $6.0 million was recorded as both a debit and a credit to additional paid-in capital and as a deemed dividend on the Series C Stock in determining net loss applicable to common stock holders in the statement of operations. We incurred $0.07 million of stock issuance costs in conjunction with the Series C Stock which were netted against the proceeds.

Common Stock — Holders of our common stock are entitled to one vote for each share held of record on all matters submitted to a vote of the holders of our common stock. Subject to the rights of the holders of any class of our capital stock having any preference or priority over our common stock, the holders of our common stock are entitled to receive dividends that are declared by our board of directors out of legally available funds. In the event of our liquidation, dissolution or winding-up, the holders of common stock are entitled to share ratably in our net assets remaining after payment of liabilities, subject to prior rights of preferred stock, if any, then outstanding. Our common stock has no preemptive rights, conversion rights, redemption rights or sinking fund provisions, and there are no dividends in arrears or default. All shares of our common stock have equal distribution, liquidation and voting rights, and have no preferences or exchange rights. Our common stock currently trades on the OTCQB tier of the OTC Markets.

During the three months ended March 2014, we issued 0.1 million shares with a fair value of $0.01 million to a vendor under the terms of a 2012 compromise and release agreement.

In September 2012, as part of the lease termination agreement, we agreed to issue 1.5 million shares of our common stock to a landlord. The shares were issued in March 2014 at a value of $1.9 million.

As part of the asset purchase agreement that we entered into with Novosom in July 2010, we are obligated to pay Novosom 30% of any payments received by us for sub-licensed SMARTICLES® technology. The consideration is payable in a combination of cash (no more than 50% of total due) and common stock (between 50% and 100% of total due), at our discretion. For such consideration, we issued 0.96 million common shares with a fair value of $1.5 million in March 2014.

In January 2014, we issued 2.7 million shares of common stock with fair value of $1.0 million to employees and board members in settlement of amounts due under certain employment agreements and accrued board fees.

In January 2014, we issued 0.08 million shares of common stock with a fair value of $0.03 million to directors and 0.1 million shares of common stock with a fair value of $0.03 million to scientific advisory board members for their services provided during the three months ended March 31, 2014.

In January 2014, we issued 0.03 million shares of common stock with a fair value of $0.01 million to two consultants as compensation for services provided during the three months ended March 31, 2014.

In April 2014, we issued 0.03 million shares of common stock with fair value of $0.03 million to a consultant and scientific advisory board members in settlement of amounts due under certain employment and consulting agreements and accrued board fees.

In May 2014, we entered into a development consulting contract that required the issuance of $5,000 per month of common shares priced at the volume weighted average price during each month of service. At September 30, 2014, we are obligated to issue 0.03 million shares with a fair value of $0.03 million to the consultant.

In September 2014, we issued 0.05 million shares of common stock with fair value of $0.06 million to a vendor to settle an outstanding payable under the terms of a 2012 compromise and release agreement.

Warrants — In January 2014, we issued warrants to purchase up to 0.10 million shares of our common stock to a consultant who is our interim chief financial officer. These warrants vest over two years, have a fixed strike price of $0.48, expire in January 2024. At September 30, 2014, the unvested warrants have a fair value of $0.06 million.

In March 2014, in conjunction with the issuance of Series C Stock (see above), we issued price adjustable warrants to purchase up to 6.0 million shares of our common stock at an exercise price of $0.75 per share, for an aggregate purchase price of $6.0 million.

During the three months ended March 31, 2014, we issued approximately 1.2 million shares upon net share exercise of warrants.

In April 2014, we issued warrants to purchase up to 0.075 million shares of our common stock to a vendor. These warrants have a fixed strike price of $0.89, expire in January 2024 and have an immaterial fair value.

In August 2014, we issued 0.07 million shares upon net share exercise of warrants.

The following table summarizes warrant activity during the nine months ended September 30, 2014:

	Warrant Shares	Weighted Average Exercise Price
Outstanding, December 31, 2013	17,017,601	$1.29
Cashless exercises	(1,881,906)	0.37
Issuance to vendor and investors	6,075,000	0.75
Outstanding, September 30, 2014	21,210,695	$1.21
Expiring in 2014	64,382
Expiring in 2015	285,345
Expiring in 2016	6,000,000
Expiring thereafter	14,860,968

Note 6 — Stockholders’ Equity

Preferred Stock — Our board of directors has the authority, without action by the stockholders, to designate and issue up to 100,000 shares of preferred stock in one or more series and to designate the rights, preferences and privileges of each series, any or all of which may be greater than the rights of our common stock. We have designated 1,000 shares as Series B Preferred Stock (“Series B Preferred”) and 90,000 shares as Series A Junior Participating Preferred Stock (“Series A Preferred”). No shares of Series B Preferred or Series A Preferred are outstanding. In March 2014, we designated and issued 1,200 shares of Series C Preferred Stock (“Series C Preferred”) for $6.0 million.

Series B Preferred Stock Purchase Agreement — In December 2011, we entered into a securities purchase agreement, pursuant to and subject to the conditions of which, we had the right, in our sole discretion, over a term of two years, to demand that the buyer purchase up to a total of $5.0 million of Series B Preferred. In April 2012, we terminated the purchase agreement with no shares purchased or issued. In conjunction with the agreement, we issued a warrant to purchase up to 1.31 million shares of our common stock at an exercise price of $1.34 per share. The unvested and unexercised warrant expired in April 2012 upon termination of the agreement.

Stockholder Rights Plan — In 2000, our board of directors adopted a stockholder rights plan and declared a dividend of one preferred stock purchase right for each outstanding share of common stock to shareholders of record in March 2000 and for any common stock issued thereafter. The preferred share purchase rights expired in March 2013.

Common Stock — Holders of our common stock are entitled to one vote for each share held of record on all matters submitted to a vote of the holders of our common stock. Subject to the rights of the holders of any class of our capital stock having any preference or priority over our common stock, the holders of our common stock are entitled to receive dividends that are declared by our board of directors out of legally available funds. In the event of our liquidation, dissolution or winding-up, the holders of common stock are entitled to share ratably in our net assets remaining after payment of liabilities, subject to prior rights of preferred stock, if any, then outstanding. Our common stock has no preemptive rights, conversion rights, redemption rights or sinking fund provisions, and there are no dividends in arrears or default. All shares of our common stock have equal distribution, liquidation and voting rights, and have no preferences or exchange rights. Our common stock currently trades on the OTC Pink tier of the OTC Markets.

In March 2012, we terminated a purchase agreement dated October 2011 under which we issued a total of 1.5 million shares resulting in proceeds of $1.8 million prior to December 31, 2011. No additional shares were issued under this agreement in 2012.

In March 2012, we received net proceeds of approximately $1.1 million from the issuance of 1.60 million shares of our common stock and warrants to purchase 0.8 million shares of our common stock, at an exercise price of $0.75 per share.

During March, 2012, 3,908 shares of common stock were purchased by employees under the Company’s Employee Stock Purchase Plan (“ESPP”).

In May and December 2012 we issued an aggregate of 0.40 million shares for a cashless exercise of 0.81 million Price Adjustable Warrants with exercise price of $0.28 per share. The fair value of the Price Adjustable Warrants on the date of conversion of $.49 million was reclassified to additional paid-in capital.

During 2012 we executed compromise and release agreements with certain vendors to whom we owed $1.6 million. We reserved 3.9 million shares of our common stock to settle $1.2 million of the amounts outstanding. At December 2012, we had issued 3.8 million common shares, while 0.1 million shares to a vendor remained to be issued with a fair value of $0.04 million.

In September 2012, as part of the lease termination agreement we agreed to issue 1.5 million shares of our common stock to the landlord. At December 31, 2012, the shares to be issued had a fair value of $.65 million. The shares were issued in March 2014 at a value of $1.1 million.

As part of the Novosom agreement we are obligated to pay Novosom 30% of any payments received by us for sub-licensed lipid-delivery technology. The consideration is payable in a combination of cash (no more than 50% of total due) and common stock (between 50% and 100% of total due), at our discretion. For such consideration, we issued a total of 0.34 million shares with a fair value of $.11 million in January and September 2012, and committed an additional 0.51 million shares for future issuance. In December 2013, the Company committed another 0.5 million shares for future issuance to Novosom. All remaining shares due Novosom, for current sub-licenses, were issued in March 2014.

In December 2012, 0.36 million shares of immediately vested restricted common stock were issued to our remaining non-officer employees resulting in a compensation charge of $0.2 million.

In the year ending 2013, we issued no additional common stock.

Subsequent to December 31, 2013, we issued 2.692 million shares of common stock to employees and board members in settlement of amounts due under certain employment agreements and accrued board fees.

Warrants — In February 2012, we received net proceeds of approximately $1.5 million from the issuance of 15% secured promissory notes (the “Notes”) and Price Adjustable Warrants to purchase up to 3.7 million shares of our common stock. Through a series of note amendments in 2012, we issued additional Price Adjustable Warrants to purchase 3.2 million shares of our common stock. At December 31, 2012, all of these Price Adjustable Warrants had been adjusted to an exercise price of $0.28 per share and were potentially subject to further downward exercise price adjustments, including as a result of subsequent financings. These Price Adjustable warrants expire between August 2017 and April 2018. Through additional note amendments in 2013, we issued additional Price Adjustable Warrants to purchase 5.0 million shares of our common stock at an exercise price of $0.28 and with an expiring in 2018 and 2019.

In March 2012, in conjunction with a common stock financing, we entered into an agreement pursuant to which we issued warrants to purchase up to 0.80 million shares of our common stock. The warrants have a fixed exercise price of $0.75 per share and are exercisable through March 2017.

In April 2012, we terminated an agreement for the placement of a financing under which we issued warrants to purchase 1.3 million shares of our common stock to the placement agent. The warrants were cancelled unexercised on termination of the placement agreement.

In January 2014, we issued warrants to purchase up to 0.10 million shares of our common stock to a consultant who is our interim chief financial officer. These warrants vest over two years, have a fixed strike price of $0.48 and expire in January 2024. The fair value of the grant is immaterial.

Subsequent to December 31, 2013, we issued approximately 1.2 million shares upon net share exercise of warrants.

The following summarizes warrant activity during the years ended December 31, 2012 and 2013.

	Warrant Shares	Weighted Average Exercise Price
Outstanding, January 1, 2012	6,261,978	3.82
Issued	7,770,793	0.29
Exercised or cancelled	(2,115,970)	0.28
Outstanding, December 31, 2012	11,916,801	1.71
Issued	5,100,800	0.28
Outstanding, December 31, 2013	17,017,601	1.29
Expiring in 2014	95,631
Expiring in 2015	285,345
Expiring in 2016	-
Expiring thereafter	16,636,625

Subscription investment units — In November 2010, we issued subscription investment units to purchase 0.24 million shares of common stock at a per share exercise price of the lesser of $22.10 and 90% of the quotient of (x) the sum of the three lowest volume-weighted average price (“VWAP”) of the common stock for any three trading days during the ten (10) consecutive trading day period ending and including the trading day immediately prior to the applicable exercise date, divided by (y) three. All of the subscription investment units expired in March 2012.